UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 89.0%
DIVERSIFIED 7.7%
Colonial Properties Trust	162,600	$5,577,180
Entertainment Properties Trust	105,400	5,354,320
iStar Financial	228,400	7,763,316
Vornado Realty Trust	514,000	56,205,900
Washington REIT	248,900	8,258,502
		83,159,218
HEALTH CARE 8.1%
HCP	384,600	12,757,182
Health Care REIT	248,354	10,987,181
Nationwide Health Properties	447,857	13,493,931
Omega Healthcare Investors	447,000	6,941,910
Senior Housing Properties Trust	1,003,478	22,136,725
Ventas	507,500	21,010,500
		87,327,429
HOTEL 5.0%
DiamondRock Hospitality Co.	676,800	11,783,088
Hospitality Properties Trust	369,700	15,028,305
Strategic Hotels & Resorts	807,600	16,628,484
Sunstone Hotel Investors	412,900	10,586,756
		54,026,633
INDUSTRIAL 1.9%
DCT Industrial Trust	526,500	5,512,455
ING Industrial Fund (Australia)	2,264,136	5,685,700
ProLogis European Properties (Netherlands)	567,583	9,590,736
		20,788,891
MORTGAGE 0.0%
Newcastle Investment Corp.	24,181	426,069
OFFICE 17.6%
BioMed Realty Trust	627,000	15,110,700
Boston Properties	538,100	55,908,590

	Number
	of Shares	Value

Brandywine Realty Trust	542,728	$13,736,446
Highwoods Properties	304,249	11,156,811
ING Office Fund (Australia)	3,217,040	5,081,260
Kilroy Realty Corp.	274,000	16,612,620
Mack-Cali Realty Corp.	796,100	32,719,710
Maguire Properties	475,200	12,274,416
Parkway Properties	454,900	20,079,286
Tishman Speyer Office Fund (Australia)	3,561,500	6,952,653
		189,632,492
OFFICE/INDUSTRIAL 5.5%
EastGroup Properties	290,500	13,148,030
First Potomac Realty Trust	504,500	10,998,100
Liberty Property Trust	696,500	28,006,265
Mission West Properties	643,200	7,814,880
		59,967,275
RESIDENTIAL—APARTMENT 18.3%
American Campus Communities	177,700	5,204,833
Apartment Investment & Management Co.	954,800	43,090,124
Education Realty Trust	868,668	11,727,018
Equity Residential	1,358,200	57,533,352
Home Properties	645,611	33,687,982
Mid-America Apartment Communities	285,600	14,237,160
Post Properties	182,700	7,070,490
UDR	1,040,000	25,292,800
		197,843,759
SELF STORAGE 5.1%
Extra Space Storage	1,366,700	21,033,513
Sovran Self Storage	526,900	24,153,096
U-Store-It Trust	755,920	9,978,144
		55,164,753

	Number
	of Shares	Value

SHOPPING CENTER 19.8%
COMMUNITY CENTER 9.8%
Cedar Shopping Centers	843,400	$11,487,108
Developers Diversified Realty Corp.	594,268	33,201,753
Equity One	593,400	16,140,480
Inland Real Estate Corp.	1,514,300	23,456,507
Ramco-Gershenson Properties Trust	458,100	14,311,044
Urstadt Biddle Properties—Class A	452,677	7,002,914
		105,599,806
REGIONAL MALL 10.0%
Glimcher Realty Trust	900,500	21,161,750
Macerich Co.	306,738	26,864,114
Simon Property Group	597,600	59,760,000
		107,785,864
TOTAL SHOPPING CENTER		213,385,670
TOTAL COMMON STOCK
(Identified cost—$740,952,995)		961,722,189
PREFERRED SECURITIES—$25 PAR VALUE 10.3%
DIVERSIFIED 2.0%
Colonial Properties Trust, 8.125%, Series D	100,900	2,561,851
Digital Realty Trust, 8.50%, Series A	84,700	2,164,932
Digital Realty Trust, 7.875%, Series B	95,000	2,308,500
Duke Realty Corp., 6.95%, Series M	49,618	1,158,580
Entertainment Properties Trust, 7.75%, Series B	85,800	2,056,626
iStar Financial, 7.80%, Series F	67,400	1,535,372
iStar Financial, 7.65%, Series G	160,300	3,662,855
iStar Financial, 7.50%, Series I	50,000	1,096,000
Lexington Realty Trust, 7.55%, Series D	209,400	4,893,678
		21,438,394
HEALTH CARE 1.6%
Health Care REIT, 7.625%, Series F	147,900	3,656,088

	Number
	of Shares	Value

LTC Properties, 8.00%, Series F	196,800	$4,774,368
Nationwide Health Properties, 7.677%, Series A ($100 par value)	49,800	4,970,040
Omega Healthcare Investors, 8.375%, Series D	173,700	4,300,812
		17,701,308
HOTEL 1.0%
Equity Inns, 8.00%, Series C	105,800	1,708,670
Hospitality Properties Trust, 7.00%, Series C	106,100	2,307,675
Host Hotels & Resorts, 8.875%, Series E	27,344	700,690
LaSalle Hotel Properties, 8.00%, Series E	101,400	2,486,328
Strategic Hotels & Resorts, 8.50%, Series A	78,300	1,840,050
Strategic Hotels & Resorts, 8.25%, Series B	50,000	1,198,000
		10,241,413
MORTGAGE 0.5%
Gramercy Capital Corp., 8.125%, Series A	60,000	1,350,600
Newcastle Investment Corp., 9.75%, Series B	51,600	1,235,820
Newcastle Investment Corp., 8.375%, Series D	60,000	1,260,000
NorthStar Realty Finance Corp., 8.25%, Series B	89,900	1,798,000
		5,644,420
OFFICE 1.4%
BioMed Realty Trust, 7.375%, Series A	255,000	5,928,750
Corporate Office Properties Trust, 7.50%, Series H	45,100	1,059,850
Corporate Office Properties Trust, 7.625%, Series J	43,600	1,055,120
Cousins Properties, 7.75%, Series A	66,551	1,653,460
Cousins Properties, 7.50%, Series B	126,700	3,050,936
SL Green Realty Corp., 7.625%, Series C	100,500	2,457,225
		15,205,341
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H	75,500	1,698,750
PS Business Parks, 7.60%, Series L	32,700	784,800
PS Business Parks, 6.70%, Series P	86,800	1,879,220
		4,362,770

	Number
	of Shares	Value

RESIDENTIAL—APARTMENT 0.9%
Apartment Investment & Management Co., 9.375%, Series G	92,000	$2,323,000
Apartment Investment & Management Co., 8.00%, Series T	80,679	1,996,805
Apartment Investment & Management Co., 7.75%, Series U	99,632	2,455,929
Apartment Investment & Management Co., 8.00%, Series V	37,000	912,790
Mid-America Apartment Communities, 8.30%, Series H	80,000	2,000,000
		9,688,524
SELF STORAGE 1.1%
Public Storage, 7.25%, Series I	149,200	3,665,844
Public Storage, 7.25%, Series K	240,600	5,870,640
Public Storage, 6.75%, Series L	103,000	2,338,100
		11,874,584
SHOPPING CENTER 1.4%
COMMUNITY CENTER 0.6%
Developers Diversified Realty Corp., 7.50%, Series I	16,000	384,000
National Retail Properties, 7.375%, Series C	68,700	1,636,434
Regency Centers Corp., 7.25%, Series D	86,400	2,105,568
Tanger Factory Outlet Centers, 7.50%, Series C	44,600	1,076,198
Urstadt Biddle Properties, 8.50%, Series C ($100 par value) (a)	10,000	1,095,000
		6,297,200
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.75%, Series C	67,000	1,658,250
CBL & Associates Properties, 7.375%, Series D	99,500	2,382,030
Glimcher Realty Trust, 8.125%, Series G	86,700	2,039,184
Taubman Centers, 8.00%, Series G	98,700	2,467,500
		8,546,964
TOTAL SHOPPING CENTER		14,844,164
TOTAL PREFERRED SECURITIES—$25 PAR VALUE
(Identified cost—$115,504,814)		111,000,918

		Principal
		Amount	Value

COMMERCIAL PAPER 0.1%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07
(Identified cost—$1,446,000)		$1,446,000	$1,446,000

TOTAL INVESTMENTS (Identified cost—$857,903,809)	99.4%		1,074,169,107

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6%		6,086,323

NET ASSETS	100.0%		$1,080,255,430

Glossary of Portfolio Abbreviation

REIT                  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Illiquid security. Represents 0.1% of net assets.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$857,903,809

Gross unrealized appreciation	$241,595,182
Gross unrealized depreciation	(25,329,884)
Net unrealized appreciation	$216,265,298

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007